Significant Accounting Policies - Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Weighted average number of common shares used in computing basic net income per common share	7,199,262	7,229,333	7,427,036
Effect of dilutive stock options			768
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,199,262	7,229,333	7,427,804	7,531,470	7,634,024